Supplemental information - Wages and Benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Supplemental Information [Line Items]
Wages and benefits	$ 120,690	$ 128,510
Operating expense [Member]
Disclosure Of Supplemental Information [Line Items]
Wages and benefits	75,165	73,739
General and administration expense [Member]
Disclosure Of Supplemental Information [Line Items]
Wages and benefits	$ 45,525	$ 54,771